Goodwill and Intangible Assets - Amortization of Intangibles for the Next Five Years (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 114,009
2018	92,717
2019	65,503
2020	56,214
2021	$ 40,692